Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2015
Transfers of financial assets and variable interest entities
34 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and for Group tax or regulatory purposes.
Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, >>>CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.
The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue >>>commercial mortgage-backed securities (CMBS), >>>residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.
The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.
The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include >>>CDOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures, investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.
When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative >>>fair values at the date of sale.
The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2015, 2014 and 2013 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	2015	2014	2013
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	7	4
Proceeds from transfer of assets	9,813	5,335	5,574
Cash received on interests that continue to be held	148	102	70
RMBS
Net gain/(loss) [1]	5	13	(8)
Proceeds from transfer of assets	20,062	22,728	24,523
Purchases of previously transferred financial assets or its underlying collateral	(1)	(4)	(10)
Servicing fees	3	2	4
Cash received on interests that continue to be held	457	444	486
Other asset-backed financings
Net gain [1]	24	29	15
Proceeds from transfer of assets	1,740	1,819	915
Purchases of previously transferred financial assets or its underlying collateral [2]	0	0	(213)
Cash received on interests that continue to be held	3	17	633
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.
The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.
Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.
The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of December 31, 2015 and 2014, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2015	2014
CHF million
CMBS
Principal amount outstanding	40,625	41,216
Total assets of SPE	56,118	53,354
RMBS
Principal amount outstanding	54,164	49,884
Total assets of SPE	55,833	50,017
Other asset-backed financings
Principal amount outstanding	21,653	26,176
Total assets of SPE	22,787	26,176
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Fair value measurement” in Note 35 – Financial instruments for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2015							2014							2013
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			1,512				2,110			1,341				4,023			633				2,993
of which level 2			1,442				1,695			1,242				3,791			476				2,879
of which level 3			70				415			100				232			156				114
Weighted-average life, in years			8.2				9.0			4.1				7.7			7.3				7.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.1	–	30.1			–	[2]	1.5	–	23.0			–	[2]	2.0	–	31.0
Cash flow discount rate (rate per annum), in % [3]	1.7	–	7.2		1.7	–	33.7	1.0	–	11.0		1.9	–	17.8	1.6	–	11.6		0.0	–	45.9
Expected credit losses (rate per annum), in %	0.7	–	5.9		0.5	–	15.9	1.0	–	2.2		0.4	–	15.3	0.0	–	7.5		0.0	–	45.8
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of December 31, 2015 and 2014.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2015											2014
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,007				2,274			56				1,168				2,394			212
of which non-investment grade			73				581			55				79				246			146
Weighted-average life, in years			6.7				9.7			2.5				5.6				7.8			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	37.1			–				–		1.0	–	36.6			–
Impact on fair value from 10% adverse change			–				(30.5)			–				–				(29.2)			–
Impact on fair value from 20% adverse change			–				(57.6)			–				–				(56.4)			–
Cash flow discount rate (rate per annum), in % [4]	2.1	–	13.3		1.5	–	35.5	5.7	–	21.2		1.6	–	22.3		1.7	–	44.0	0.3	–	21.2
Impact on fair value from 10% adverse change			(18.1)				(63.1)			(0.7)				(14.0)				(43.8)			(1.2)
Impact on fair value from 20% adverse change			(35.6)				(122.5)			(1.5)				(27.4)				(85.3)			(2.4)
Expected credit losses (rate per annum), in %	0.9	–	12.7		1.3	–	34.3	0.2	–	14.2		1.0	–	22.2		0.0	–	41.7	1.4	–	13.1
Impact on fair value from 10% adverse change			(8.0)				(32.3)			(0.7)				(7.1)				(25.3)			(0.4)
Impact on fair value from 20% adverse change			(15.9)				(63.2)			(1.5)				(14.0)				(49.4)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of December 31, 2015 and 2014.
> Refer to “Note 36 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2015	2014
CHF million
CMBS
Other assets	0	26
Liability to SPE, included in Other liabilities	0	(26)
RMBS
Other assets	266	0
Liability to SPE, included in Other liabilities	(266)	0
Other asset-backed financings
Trading assets	155	138
Other assets	122	252
Liability to SPE, included in Other liabilities	(277)	(390)
Transfers of financial assets accounted for as a sale
US GAAP requires the disclosure of a transaction accounted for as a sale that comprises both of the following: a transfer of financial assets to a transferee and an agreement entered into in contemplation of the initial transfer with the transferee that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. In the ordinary course of business, the Group transfers a financial asset accounted for as a sale and, in some instances, enters into an agreement in contemplation of that initial transfer with the same counterparty to retain substantially all of the economics of that transferred financial asset. As of December 31, 2015, the Group had agreements in the form of TRS on equity securities and longevity swaps on life insurance policies.
The following table presents information about the transfers of financial assets accounted for as sales with agreements that result in the Group retaining substantially all of the exposure to the economic return on the transferred assets at the date of sale and remain outstanding as of December 31, 2015, gross cash proceeds received for assets derecognized at the date of sale and the fair values of transferred assets and the aforementioned agreements as of December 31, 2015.
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[2]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 Gross derivative assets of CHF 7 million and CHF 546 million included in equity/index-related products and other products, respectively, as disclosed in Note 32 – Derivatives and hedging activities.
3 Gross derivative liabilities of CHF 7 million included in equity/index-related products, as disclosed in Note 32 – Derivatives and hedging activities.
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Group’s default or a decline in fair value of collateral pledged, the repurchase agreement or security lending transaction provides the counterparty with the right to liquidate the collateral held or request additional collateral.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of December 31, 2015.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2015
CHF billion
Government debt securities	21.1
Corporate debt securities	15.2
Asset-backed securities	21.6
Equity securities	0.1
Other	0.1
Securities sold under repurchase agreements	58.1
Government debt securities	3.1
Corporate debt securities	0.4
Equity securities	8.2
Other	0.3
Securities lending transactions	12.0
Government debt securities	0.5
Corporate debt securities	0.1
Equity securities	27.9
Obligation to return securities received as collateral, at fair value	28.5
Total	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 27 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: >>>CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. The consolidation assessment requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. The primary beneficiary assessment must be re-evaluated on an ongoing basis.
Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.
Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related >>>derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.
As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees is presented to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.
Total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.
The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant >>>risk mitigation initiatives, are included in the Group’s risk management framework.
The Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.
Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the >>>CDS counterparty.
CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.
The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.
Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity. The Group has decided not to issue any CP from Alpine and all outstanding CP was fully repaid as of December 31, 2015.
The overall average maturity of the conduit’s outstanding CP was approximately 49 days as of December 31, 2014. As of December 31, 2014, Alpine had the highest short-term rating from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poor’s and F-1 by Fitch. Alpine’s purchased assets were advance financing receivables, student loans and CDOs. As of December 31, 2015 and 2014, those assets had a weighted average rating of A- and AA, respectively, based on the lowest of each asset’s internal rating and, where available, external rating, and an average maturity of 3.3 years and 1.8 years, respectively.
The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.
The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic risk capital and scenario analysis.
Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.
Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily >>>CMBS, >>>RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.
The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.
The activities that have the most significant impact on the securitization vehicle are the decisions relating to defaulted loans, which are controlled by the servicer. The party that controls the servicing has the ability to make decisions that significantly affect the result of the activities of the securitization vehicle. If a securitization vehicle has multiple parties that control servicing over specific assets, the Group determines it has power when it has control over the servicing of greater than 50% of the assets in the securitization vehicle. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. If the Group determines that it controls the relevant servicing, it then determines if it has the obligation to absorb losses from, or the right to receive benefits of, the securitization vehicle that could potentially be significant to the vehicle, primarily by evaluating the amount and nature of securities issued by the vehicle that it holds. Factors considered in this analysis include the level of subordination of the securities held as well as the size of the position, based on the percentage of the class of securities and the total deal classes of securities issued. The more subordinated the level of securities held, the more likely it is that the Group will be the primary beneficiary. This consolidation analysis is performed each reporting period based on changes in inventory and the levels of assets remaining in the securitization. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.
In the case of re-securitizations of previously issued RMBS securities, the re-securitization vehicles are passive in nature and do not have any significant ongoing activities that require management, and decisions relating to the design of the securitization transaction at its inception are the key power relating to the vehicle. Activities at inception include selecting the assets and determining the capital structure. The power over a re-securitization vehicle is typically shared between the Group and the investor(s) involved in the design and creation of the vehicle. The Group concludes that it is the primary beneficiary of a re-securitization vehicle when it owns substantially all of the bonds issued from the vehicle.
Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.
The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.
Another model is used to assess funds for consolidation under US GAAP. Rather than the consolidation model which incorporates power and the potential to absorb significant risk and rewards, a previous consolidation model is used which results in the Group being the primary beneficiary and consolidating the funds if it holds more than 50% of their outstanding issuances.
Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.
The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.
The third-party sponsor of the VIE will typically have control over the assets during the life of the structure and have the potential to absorb significant gains and losses; the Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.
Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital-efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it was the primary beneficiary.
The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of December 31, 2015 and 2014.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	327	0	327
Other assets	10,839	123	1,671	0	83	1,735	14,451
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,084	3,770	23,203
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	135	643	836
Total liabilities of consolidated VIEs	12,487	3	2,212	126	289	653	15,770
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	452	0	452
Other assets	8,726	262	4,741	3	197	2,205	16,134
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,300	3,654	25,350
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	829	1,728
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,221	24,602
Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations		Funds	Loans		Other	Total
2015 (CHF million)
Trading assets	90	6,021		871	425		8	7,415
Net loans	36	1,508		2,734	5,053		1,723	11,054
Other assets	0	11		13	0		161	185
Total variable interest assets	126	7,540		3,618	5,478		1,892	18,654
Maximum exposure to loss	126	12,986		3,618	11,866		2,570	31,166
Non-consolidated VIE assets	6,590	113,530		54,112	41,824		36,865	252,921
2014 (CHF million)
Trading assets	179	5,009		1,201	494		625	7,508
Net loans	211	2,307	[1]	3,213	5,482	[1]	1,544	12,757	[1]
Other assets	0	4		20	0		189	213
Total variable interest assets	390	7,320	[1]	4,434	5,976	[1]	2,358	20,478	[1]
Maximum exposure to loss	752	12,830	[1]	4,589	11,157	[1]	2,358	31,686	[1]
Non-consolidated VIE assets	8,604	120,243	[1]	56,413	45,268	[1]	23,360	253,888	[1]
1 Prior period has been corrected.

Bank
Transfers of financial assets and variable interest entities
33 Transfers of financial assets and variable interest entities
Transfers of financial assets
> Refer to “Note 34 – Transfers of financial assets and variable interest entities” in V – Credit Suisse Group – Consolidated financial statements for further information.
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2015, 2014 and 2013 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	2015	2014	2013
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	7	4
Proceeds from transfer of assets	9,813	5,335	5,574
Cash received on interests that continue to be held	148	102	70
RMBS
Net gain/(loss) [1]	5	13	(8)
Proceeds from transfer of assets	20,062	22,728	24,523
Purchases of previously transferred financial assets or its underlying collateral	(1)	(4)	(10)
Servicing fees	3	2	4
Cash received on interests that continue to be held	457	444	486
Other asset-backed financings
Net gain [1]	24	29	15
Proceeds from transfer of assets	1,740	1,819	915
Purchases of previously transferred financial assets or its underlying collateral [2]	0	0	(213)
Cash received on interests that continue to be held	3	17	633
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of December 31, 2015 and 2014, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2015	2014
CHF million
CMBS
Principal amount outstanding	40,625	41,216
Total assets of SPE	56,118	53,354
RMBS
Principal amount outstanding	54,164	49,884
Total assets of SPE	55,833	50,017
Other asset-backed financings
Principal amount outstanding	21,653	26,176
Total assets of SPE	22,787	26,176
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
Fair value of beneficial interests
The >>>fair value measurement of beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 34 – Financial instruments” for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2015							2014							2013
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			1,512				2,110			1,341				4,023			633				2,993
of which level 2			1,442				1,695			1,242				3,791			476				2,879
of which level 3			70				415			100				232			156				114
Weighted-average life, in years			8.2				9.0			4.1				7.7			7.3				7.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.1	–	30.1			–	[2]	1.5	–	23.0			–	[2]	2.0	–	31.0
Cash flow discount rate (rate per annum), in % [3]	1.7	–	7.2		1.7	–	33.7	1.0	–	11.0		1.9	–	17.8	1.6	–	11.6		0.0	–	45.9
Expected credit losses (rate per annum), in %	0.7	–	5.9		0.5	–	15.9	1.0	–	2.2		0.4	–	15.3	0.0	–	7.5		0.0	–	45.8
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of December 31, 2015 and 2014.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2015											2014
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,007				2,274			56				1,168				2,394			212
of which non-investment grade			73				581			55				79				246			146
Weighted-average life, in years			6.7				9.7			2.5				5.6				7.8			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	37.1			–				–		1.0	–	36.6			–
Impact on fair value from 10% adverse change			–				(30.5)			–				–				(29.2)			–
Impact on fair value from 20% adverse change			–				(57.6)			–				–				(56.4)			–
Cash flow discount rate (rate per annum), in % [4]	2.1	–	13.3		1.5	–	35.5	5.7	–	21.2		1.6	–	22.3		1.7	–	44.0	0.3	–	21.2
Impact on fair value from 10% adverse change			(18.1)				(63.1)			(0.7)				(14.0)				(43.8)			(1.2)
Impact on fair value from 20% adverse change			(35.6)				(122.5)			(1.5)				(27.4)				(85.3)			(2.4)
Expected credit losses (rate per annum), in %	0.9	–	12.7		1.3	–	34.3	0.2	–	14.2		1.0	–	22.2		0.0	–	41.7	1.4	–	13.1
Impact on fair value from 10% adverse change			(8.0)				(32.3)			(0.7)				(7.1)				(25.3)			(0.4)
Impact on fair value from 20% adverse change			(15.9)				(63.2)			(1.5)				(14.0)				(49.4)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of December 31, 2015 and 2014.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2015	2014
CHF million
CMBS
Other assets	0	26
Liability to SPE, included in Other liabilities	0	(26)
RMBS
Other assets	266	0
Liability to SPE, included in Other liabilities	(266)	0
Other asset-backed financings
Trading assets	155	138
Other assets	122	252
Liability to SPE, included in Other liabilities	(277)	(390)
Transfers of financial assets accounted for as a sale
The following table presents information about the transfers of financial assets accounted for as sales with agreements that result in the Bank retaining substantially all of the exposure to the economic return on the transferred assets at the date of sale and remain outstanding as of December 31, 2015, gross cash proceeds received for assets derecognized at the date of sale and the fair values of transferred assets and the types of agreements as of December 31, 2015.
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[2]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 Gross derivative assets of CHF 7 million and CHF 546 million included in equity/index-related products and other products, respectively, as disclosed in Note 31 – Derivatives and hedging activities.
3 Gross derivative liabilities of CHF 7 million in equity/index-related products, as disclosed in Note 31 – Derivatives and hedging activities.
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of December 31, 2015.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2015
CHF billion
Government debt securities	21.1
Corporate debt securities	15.2
Asset-backed securities	21.6
Equity securities	0.1
Other	0.1
Securities sold under repurchase agreements	58.1
Government debt securities	3.1
Corporate debt securities	0.4
Equity securities	8.2
Other	0.3
Securities lending transactions	12.0
Government debt securities	0.5
Corporate debt securities	0.1
Equity securities	27.9
Obligation to return securities received as collateral, at fair value	28.5
Total	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 26 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
> Refer to “Note 34 – Transfers of financial assets and variable interest entities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Commercial paper conduit
The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity. The Bank has decided not to issue any CP from Alpine and all outstanding CP was fully repaid as of December 31, 2015.
The overall average maturity of the conduit’s outstanding CP was approximately 49 days as of December 31, 2014. As of December 31, 2014, Alpine had the highest short-term rating from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poor’s and F-1 by Fitch. Alpine’s purchased assets were advance financing receivables, student loans and CDOs. As of December 31, 2015 and 2014, those assets had a weighted average rating of A- and AA, respectively, based on the lowest of each asset’s internal rating and, where available, external rating, and an average maturity of 3.3 years and 1.8 years, respectively.
The Bank’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Bank to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Bank may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.
The Bank believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Bank’s economic risks associated with the purchased assets of the CP conduit are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidated all VIEs related to financial intermediation for which it was the primary beneficiary.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	299	0	299
Other assets	10,839	123	1,671	0	82	1,735	14,450
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,055	3,770	23,174
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	134	643	835
Total liabilities of consolidated VIEs	12,487	3	2,212	126	288	653	15,769
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	422	0	422
Other assets	8,726	262	4,741	3	195	2,205	16,132
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,268	3,654	25,318
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	828	1,727
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,220	24,601
Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations		Funds	Loans		Other	Total
2015 (CHF million)
Trading assets	90	6,021		871	425		8	7,415
Net loans	36	1,508		2,634	5,053		1,723	10,954
Other assets	0	11		13	0		161	185
Total variable interest assets	126	7,540		3,518	5,478		1,892	18,554
Maximum exposure to loss	126	12,986		3,518	11,866		2,570	31,066
Non-consolidated VIE assets	6,590	113,530		54,112	41,824		11,463	227,519
2014 (CHF million)
Trading assets	179	5,009		1,201	494		625	7,508
Net loans	211	2,307	[1]	3,113	5,482	[1]	1,544	12,657	[1]
Other assets	0	4		20	0		189	213
Total variable interest assets	390	7,320	[1]	4,334	5,976	[1]	2,358	20,378	[1]
Maximum exposure to loss	752	12,830	[1]	4,489	11,157	[1]	2,358	31,586	[1]
Non-consolidated VIE assets	8,604	120,243	[1]	56,413	45,268	[1]	12,170	242,698	[1]
1 Prior period has been corrected.